21 Employees benefits (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of employee benefits [Line Items]
Actuarial gains/(losses) on obligations	R$ 585,968	R$ (790,473)	R$ (124,971)
Actuarial gains/(losses) recorded as other comprehensive income	(80,059)	445,206	113,869
Total gains/(losses)	505,909	(345,267)	(11,102)
Deferred income tax and social contribution - G1 Plan	5,243	(17,792)	108
Valuation adjustments to equity	511,152	(363,059)	(10,994)
G1 Plan [member]
Summary of employee benefits [Line Items]
Actuarial gains/(losses) on obligations	64,637	(392,876)	(114,188)
Actuarial gains/(losses) recorded as other comprehensive income	(80,059)	445,206	113,869
Total gains/(losses)	(15,422)	52,330	(319)
Deferred income tax and social contribution - G1 Plan	5,243	(17,792)	108
Valuation adjustments to equity	(10,179)	34,538	(211)
G0 plan [member]
Summary of employee benefits [Line Items]
Actuarial gains/(losses) on obligations	521,331	(397,597)	(10,783)
Actuarial gains/(losses) recorded as other comprehensive income	0	0	0
Total gains/(losses)	521,331	(397,597)	(10,783)
Deferred income tax and social contribution - G1 Plan	0	0	0
Valuation adjustments to equity	R$ 521,331	R$ (397,597)	R$ (10,783)